General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
Schedule of general and administrative expenses

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Personnel expenses	(32,400)	(31,317)	(28,245)
Compensation, Payroll charges, Welfare benefits, Provision for labor claims, Dismissals, Training and Other (1)	(25,389)	(24,558)	(22,273)
Employees’ profit sharing and Share-based payment	(7,011)	(6,759)	(5,972)
Administrative expenses	(18,523)	(17,825)	(16,080)
Third-Party and Financial System Services, Security, Transportation and Travel expenses	(7,851)	(7,873)	(7,335)
Data processing and telecommunications	(5,027)	(4,359)	(3,953)
Installations and Materials	(2,243)	(2,201)	(2,142)
Advertising, promotions and publicity	(1,996)	(2,003)	(1,389)
Other	(1,406)	(1,389)	(1,261)
Depreciation and amortization	(6,529)	(5,750)	(5,548)
Other expenses	(18,307)	(14,038)	(12,676)
Selling - credit cards	(6,114)	(6,183)	(5,292)
Claims losses	(1,007)	(1,143)	(1,038)
Selling of non-financial products	(641)	(365)	-
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(1,595)	(133)	(119)
Provision for lawsuits civil	(1,679)	(1,072)	(1,041)
Provision for tax and social security lawsuits	(726)	(553)	317
Refund of interbank costs	(409)	(354)	(352)
Impairment	(338)	(16)	(440)
Other	(5,798)	(4,219)	(4,711)
Total	(75,759)	(68,930)	(62,549)
1)	At 12/31/2022, includes the effects of the Voluntary Severance Program.